Financial debt (Tables)	12 Months Ended
Dec. 31, 2019
Financial debt
Schedule of Short-term financial debt

	December 31,
	2019	2018	2017
Loan in the amount of 70,000 thousand dollars, maturing in June 2017, at LIBOR (3) rate plus 0.44 percentage points.	$—	—	1,376,200
Loan in the amount of 70,000 thousand dollars, maturing in July 2017, at LIBOR (3) rate plus 0.425 percentage points.	—	—	1,376,200
Loan denominated in pesos, maturing in January 2018, at TIIE (1) FIRA (2) rate plus 0.60 percentage points	—	—	100,000
Loan denominated in pesos, maturing in January 2019, at TIIE (1) FIRA (2) rate plus 1.25 percentage points.	—	100,306	—
Loan in the amount of 140,000 thousand dollars, maturing in February 2019, at fixed rate 2.29 percentage points.	—	2,757,460	—
Loan denominated in pesos, maturing in February 2019, at TIIE (1) rate plus 1.25 percentage points.	—	300,028	—
Loan denominated in pesos, maturing in March 2019, at TIIE (1) rate plus 1.25 percentage points.	—	250,023	—
Loan denominated in pesos, maturing in May 2019, at TIIE (1) rate plus 0.40 percentage points.	—	20,003	—
Loan in the amount of 70,000 thousand dollars, maturing in January 2020, at LIBOR (3) rate plus 0.62 percentage points.	1,322,176	—	—
Loan denominated in pesos, maturing in January 2020, at TIIE (1) rate plus 0.50 percentage points.	50,000	—	—
Loan in the amount of 80,000 thousand dollars, maturing in February 2020, at LIBOR6 (4) rate plus 0.35 percentage points.	1,509,015	—	—
Loan denominated in pesos, maturing in February 2020, at TIIE (1) rate plus 1.05 percentage points.	449,572	—	—
Loan denominated in pesos, maturing in May 2020, at TIIE (1) rate plus 1.05 percentage points.	99,678	—	—
Loan denominated in pesos, maturing in June 2020, at TIIE (1) rate plus 0.50 percentage points.	9,958	—	—
Total short-term debt	$3,440,399	3,427,820	2,852,400

(1)	TIIE (for its acronym in Spanish) = Interbank Equilibrium Rate
(2)	FIRA (for its acronym in Spanish) = Agriculture Trust Funds
(3)	LIBOR= London Interbank Offered Rate
(4)	LIBOR6= London InterBank Offered Rate (6 months)

Schedule of Long-term debt

	December 31,
	2019	2018	2017
Loan denominated in pesos, maturing in 2017 and 2018, at TIIE (1) FIRA (2) rates less 0.25 percentage points.	$—	—	553,651
Loan denominated in pesos, maturing in 2018, at TIIE (1) FIRA (2) rates less 0.60 percentage points.	—	—	289,000
Loan denominated in pesos, maturing in 2019, at TIIE (1) FIRA (2) rates plus 0.25 percentage points.	—	53,980	53,973
Loan denominated in pesos, maturing in 2023, at TIIE (1) FIRA (2) plus 0 percentage points.	—	55,007	—
Debt securities (subsection (d) of this note)	1,488,208	1,500,793	1,500,000
Total	1,488,208	1,609,780	2,396,624
Less current maturities	—	(64,973)	(842,651)
Long-term debt, excluding current maturities	$1,488,208	1,544,807	1,553,973

Schedule of Maturities of long-term debt	c) Maturities of long-term debt, excluding current maturities, as of December 31, 2019, are as follows:

Year	Amount
2022	$1,488,208

Reconciliation of liabilities arising from financing activities

	December 31,
	2019	2018	2017
Balance as of January 1	$5,037,600	5,249,024	4,047,937
Changes that represent cash flows
Proceeds from borrowings	4,839,000	3,370,400	5,378,915
Principal payment on loans	(4,808,163)	(3,588,067)	(4,246,100)
Changes that do not represent cash flows
Others	(139,830)	6,243	68,272
Balance as of December 31	$4,928,607	5,037,600	5,249,024